Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 46,975,841
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,140,281
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	16,371,212
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	18,438,447
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 25,901